File Nos.333-19699
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 2                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 27                                                      (X)


                      (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___  immediately  upon filing pursuant to paragraph (b) of Rule 485
     ___  on May 1, 1998 pursuant to paragraph (b) of Rule 485
     _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS  REFERENCE  SHEET
                           (Required  by  Rule  495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Profile

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Franklin Valuemark IV
                                                 Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



                                   PART A




Profile of the Franklin
Valuemark (R) IV
Variable Annuity
Contract


PREFERRED LIFE INSURANCE
COMPANY OF NEW YORK


May 1, 1999


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE FRANKLIN VALUEMARK IV VARIABLE ANNUITY CONTRACT WITH A FIXED ACCOUNT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE FRANKLIN VALUEMARK IV
VARIABLE ANNUITY CONTRACT.

The Franklin Valuemark IV variable annuity contract with a fixed account offered by Preferred Life Insurance Company of New York (Preferred Life) is a contract between you, the owner, and Preferred Life, an insurance company. In this profile and the prospectus, "we","us" and "our" refers to Preferred Life. The Contract provides a means for investing on a tax-deferred basis. It is intended for retirement savings or other long-term investment purposes, and it provides for a death benefit and guaranteed annuity income options.

The Contract has 25 variable options--each of which invests in a portfolio of Franklin Valuemark Funds and a fixed account of Preferred Life. The portfolios are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. A list of the available portfolios is contained in Section 4. Depending upon market conditions, you can make or lose money in the Contract based on the portfolios' investment performance. The portfolios are designed to offer a better return than the fixed account, however, this is not guaranteed.


The fixed account offers an interest rate that is guaranteed by Preferred Life. Your initial interest rate is set on the date when your money is invested in the fixed account and remains effective for one year. Initial interest rates are declared monthly. If you select the fixed account, your money will be held in our general account with principal and interest backed by Preferred Life.


Currently, you can put your money in 10 investment choices (which includes any of the 25 variable options and the Preferred Life fixed account). Preferred Life reserves the right to limit the number of variable options which you may invest in at any one time (now or in the future).

Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you select and/or the interest rate earned on the money you have in the fixed account. During the accumulation phase, the earnings are taxed as income only when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the payout phase depends in part upon the amount of money you are able to accumulate in your Contract during the accumulation phase.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE).

You can receive monthly annuity payments from your Contract by selecting one of the following annuity options (all of these options assume you are the owner and the annuitant):

(1) payments for your life;

(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5,10, 15 or 20 years);

(3) payments during the joint lifetime of you and the joint annuitant when either of you die, payments will continue as long as the survivor lives;

(4) payments during the joint lifetime of you and the joint annuitant, but if you or the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years); and

(5) payments during your life ending with the last payment due prior to your death with a guarantee that at your death Preferred Life will make a refund to your beneficiary if the value of the payments made is less than the amount applied to the annuity option.

Once you begin receiving regular payments, you cannot change your annuity option or surrender your Contract.

During the payout phase, you may select from the variable options available or the fixed account for your investment choices. You may elect to receive annuity payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments based on portfolio performance (i.e. variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance.


3. PURCHASE.

You can purchase the Contract with $5,000 or more under most circumstances. You can add $250 or more any time during the accumulation phase. Your registered representative can help you complete the proper forms. You and the annuitant cannot be older than 85 years old at the time you purchase the Contract. This product is not appropriate for market timers.


4. INVESTMENT OPTIONS.

You may select the Preferred Life fixed account and/or the variable options which invest in Class 1 shares of the portfolios of Franklin Valuemark Funds listed below. Franklin Valuemark Funds has two classes of shares. You may only invest in Class 1 shares with this Contract.

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING
CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING
GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund


PORTFOLIOS SEEKING
CAPITAL GROWTH:
Capital  Growth  Fund
Global  Health  Care  Securities  Fund
Mutual  Discovery Securities  Fund
Natural  Resources  Securities  Fund
Small Cap Fund
Templeton Developing   Markets  Equity  Fund
Templeton   Global  Growth  Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund


The portfolios are fully described in the attached Franklin Valuemark Funds prospectus. You can make or lose money based on the portfolios' performance.


5. EXPENSES.

The Contract has insurance and investment features, and there are costs related to each.

o The annual insurance charges total 1.49% of the average daily value of your Contract allocated to the variable options during the accumulation phase (1.40% during the payout phase).

o Each year Preferred Life also deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the cumulative value of all your Franklin Valuemark IV Contracts (registered with the same social security number) are at least $50,000.

o There are also annual portfolio operating expenses, which vary depending upon the portfolio(s) you select. These expenses range from ___% to ___% of the average daily value of the portfolios' Class 1 shares.

o You can transfer between investment choices up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

o If you make a withdrawal from the Contract, Preferred Life may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon how long Preferred Life has had your payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge period. The charge is:


                               Contingent Deferred
          Years Since     Sales Charge (as a percentage
       Purchase Payment       of purchase payments)
         ------------          ------------------
              0-1                      6%
              1-2                      6%
              2-3                      6%
              3-4                      5%
              4-5                      4%
              5-6                      3%
              6-7                      2%
              7+                       0%


Under certain circumstances, after the first year, Preferred Life will permit you to access your money in the Contract without deducting a contingent deferred sales charge if you become disabled.

$ The State of New York does not currently impose a premium tax on purchase payments for annuities.

We have provided the following chart to help you understand the expenses in your Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which has been converted to a percentage and is represented as .10% below), the 1.49% insurance charges and the total annual portfolio expenses for each portfolio.

$The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you surrender your Contract: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the contingent deferred sales charge. For year 10, the Total Annual Charges are assessed but no contingent deferred sales charge is deducted.

$ The premium tax is assumed  to be 0% in  both  examples.

These are just examples. They do not represent past or future expenses or returns.

                                                                                                 EXAMPLES:

                                                    Total       Total
                                                    Annual      Annual Class 1  Total              Expenses at end of:
                                                    Insurance   Portfolio       Annual
Portfolio                                           Charges     Expenses        Expenses         1 Year      10 Years
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                      1.59%         .77%          2.36%            $84         $270

Global Health Care Securities                       1.59%         .86%          2.45%            $85         $279

Global Utilities Securities                         1.59%         .50%          2.09%            $81         $242

Growth and Income                                   1.59%         .49%          2.08%            $81         $241

High Income                                         1.59%         .53%          2.12%            $82         $245

Income Securities                                   1.59%         .50%          2.09%            $81         $242

Money Market                                        1.59%         .53%          2.12%            $82         $245

Mutual Discovery Securities                         1.59%        1.06%          2.65%            $87         $299

Mutual Shares Securities                            1.59%         .80%          2.39%            $84         $273

Natural Resources Securities                        1.59%         .69%          2.28%            $83         $261

Real Estate Securities                              1.59%         .54%          2.13%            $82         $246

Rising Dividends                                    1.59%         .74%          2.33%            $84         $266

Small Cap                                           1.59%         .77%          2.36%            $84         $270

Templeton Developing Markets Equity                 1.59%        1.42%          3.01%            $90         $333

Templeton Global Asset Allocation                   1.59%         .94%          2.53%            $86         $287

Templeton Global Growth                             1.59%         .88%          2.47%            $85         $281

Templeton Global Income Securities                  1.59%         .62%          2.21%            $82         $254

Templeton International Equity                      1.59%         .89%          2.48%            $85         $282

Templeton International Smaller Companies           1.59%        1.06%          2.65%            $87         $299

Templeton Pacific Growth                            1.59%        1.03%          2.62%            $87         $296

U.S. Government Securities                          1.59%         .50%          2.09%            $81         $242

Value Securities                                    1.59%         .81%          2.40%            $84         $274

Zero Coupon 2000                                    1.59%         .40%          1.99%            $80         $231

Zero Coupon 2005                                    1.59%         .40%          1.99%            $80         $231

Zero Coupon 2010                                    1.59%         .40%          1.99%            $80         $231
- ---------------------------------------------------------------------------------------------------------------------------

For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES.

You do not have to pay taxes on any earnings until you withdraw money from your Contract. In most cases, if you make a withdrawal, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.

7. ACCESS TO YOUR MONEY.


You may make a withdrawal at any time during the accumulation phase. Any partial withdrawal must be for at least $500. You may request a withdrawal in writing or by electing the Systematic Withdrawal Program or Minimum Distribution Program which are briefly described in Section 10 of this Profile. After the first year, you can make multiple withdrawals up to a total of 15% of the value of your Contract each year without charge from Preferred Life. Withdrawals in excess of that amount will be subject to a contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Withdrawals in excess of the 15% free withdrawal amount will be charged a contingent deferred sales charge which declines from 6% to 0% depending upon the number of complete years we have had your payment. After Preferred Life has had a payment for 7 years, there is no charge for withdrawals related to that payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge period. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.

8. PERFORMANCE
OF THE PORTFOLIOS.

The value of the Contract will vary up or down depending upon the performance of the portfolio(s) you choose.

The following chart shows total returns for the portfolios' Class 1 shares for the periods shown. Performance is not shown for the Global Health Care Securities Fund and the Value Securities Fund because they were first offered for sale on May 1, 1998. These numbers reflect the insurance charges, the contract maintenance charge and the operating expenses of the portfolios. These numbers do not reflect any contingent deferred sales charges, which if applied, would reduce such performance. Past performance is not a guarantee of future results.


                                  Calendar Year
- ---------------------------------------------------------------------------------------------------------------------------
Portfolio                              1998          1997        1996        1995       1994        1993        1992
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                      16.46%        NA          NA         NA          NA          NA

Global Utilities Securities                         24.79%      5.47%      29.32%      -12.97%      8.80%       7.00%

Growth and Income                                   25.76%     12.39%      30.77%       -3.57%      8.58%       5.03%

High Income                                          9.80%     12.10%      17.90%       -3.80%     13.94%      14.43%

Income Securities                                   15.26%      9.52%      20.49%       -7.75%     16.76%      11.45%

Money Market                                         3.59%      3.50%       4.09%        2.20%      0.93%       1.43%

Mutual Discovery Securities                         17.50%        NA          NA         NA          NA          NA
- ---------------------------------------------------------------------------------------------------------------------------



                                  Calendar Year
- ---------------------------------------------------------------------------------------------------------------------------
Portfolio                             1998           1997        1996        1995       1994        1993        1992
- ----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                            15.89%        NA          NA         NA          NA          NA

Natural Resources Securities                       -20.27%      2.35%       0.74%       -3.54%     53.23%     -11.56%

Real Estate Securities                              18.81%     30.74%      15.69%        1.27%     17.16%      10.33%

Rising Dividends                                    30.96%     22.23%      27.73%       -5.59%     -4.98%        NA

Small Cap                                           15.59%     27.05%         NA         NA          NA          NA

Templeton Developing Markets Equity                -10.17%     19.68%       1.16%        NA          NA          NA

Templeton Global Asset Allocation                    9.96%     17.95%         NA         NA          NA          NA

Templeton Global Growth                             11.72%     19.38%      10.96%        NA          NA          NA

Templeton Global Income Securities                   0.86%      7.91%      12.88%       -6.49%     14.86%      -1.96%

Templeton International Equity                       9.94%     21.04%       8.86%       -0.72%    -26.58%        NA

Templeton International
Smaller Companies                                   -3.06%        NA          NA         NA          NA          NA

Templeton Pacific Growth                           -37.00%      9.35%       6.28%      -10.24%     45.59%        NA

U.S. Government Securities                           7.59%      1.97%      17.60%       -6.06%      7.99%       5.97%

Zero Coupon 2000                                     5.42%      0.80%      18.79%       -8.22%     14.34%       7.35%

Zero Coupon 2005                                     9.62%     -2.09%      29.71%      -11.01%     20.33%       9.07%

Zero Coupon 2010                                    14.75%     -4.24%      40.59%      -12.38%     23.48%       8.61%




9. DEATH BENEFIT.

If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. This death benefit will be the greater of:

1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center; or

2) (if applicable) the guaranteed minimum death benefit less any taxes. The guaranteed minimum death benefit, as of the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center, is the greater of:

   A) payments you have made, less any money you have taken out and charges paid on the money you have taken out; or

   B) the highest value of the Contract on each Contract anniversary prior to the owner's 81st birthday or date of death, increased by any payments made since that anniversary, less any money taken out and charges paid on the money you have taken out since that anniversary.

Different rules apply after your 81st birthday.

10. OTHER INFORMATION.

Free Look. If you cancel the Contract within 10 days after receiving it, we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If you purchase the Contract as an IRA, we are required to refund your purchase payment if you cancel the Contract within 10 days.

No Probate. In most cases, when you die, your beneficiary will receive the death benefit without going through probate.

Purchasing Considerations. The Franklin Valuemark IV Variable Annuity Contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features.

The Contract offers additional features which you might be interested in. These include:

Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100. You can do this by electronically transferring money from your savings or checking account.



Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected variable options to other variable options each month. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Flexible Rebalancing - Preferred Life will automatically readjust your Contract value among the variable options to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Preferred Life while your Contract is in the accumulation phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code for IRAs (generally after age 70 1/2).

These features may not be suitable for your particular situation.

11. INQUIRIES.

If you have any questions about your Contract or need more information, please contact us at:

            Valuemark Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197




            THE FRANKLIN VALUEMARK IV (R) VARIABLE ANNUITY CONTRACT
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred
Life).

The annuity has 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds which are listed below and a Fixed Account of Preferred Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).



FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIOS SEEKING CURRENT INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities  Fund
Real Estate Securities  Fund
Rising  Dividends Fund
Templeton  Global Asset  Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund


Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark IV Variable Annuity Contract with a Fixed Account.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on Page ___ of this prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about registrants that file electronically with the SEC.

For a free copy of the SAI, call us at (800) 342-3863 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.



The Franklin Valuemark IV Variable Annuity Contracts:

$ are not bank deposits
$ are not federally insured
$ are not endorsed by any bank or government agency
$ are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 1999

TABLE OF CONTENTS
- ----------------------------------------------------------

                                                   Page
INDEX OF TERMS ...................................
FEE TABLE ........................................
 1. THE FRANKLIN VALUEMARK IV
VARIABLE ANNUITY CONTRACT ........................
    Contract Owner ...............................
    Joint Owner ..................................
    Annuitant ....................................
    Beneficiary...................................
    Assignment ...................................
 2. ANNUITY PAYMENTS
(THE PAYOUT PHASE) ................................
    Annuity Options ..............................
 3. PURCHASE .....................................
    Purchase Payments ............................
    Automatic Investment Plan ....................
    Allocation of Purchase Payments ..............
    Free Look ....................................
    Accumulation Units ...........................
 4. INVESTMENT OPTIONS ...........................
    Transfers ....................................
    Dollar Cost Averaging Program ................
    Flexible Rebalancing .........................
    Voting Privileges ............................
    Substitution .................................
 5. EXPENSES .....................................
    Insurance Charges ............................
    Mortality and Expense Risk Charge ............
    Administrative Charge ........................
    Contract Maintenance Charge ..................
    Contingent Deferred Sales Charge .............
    Waiver of Contingent
    Deferred Sales Charge ........................
    Reduction or Elimination of the
    Contingent Deferred Sales Charge .............
    Transfer Fee .................................
    Income Taxes .................................
    Portfolio Expenses ...........................
 6. TAXES ........................................
    Annuity Contracts in General .................
    Qualified and Non-Qualified Contracts ........
    Multiple Contracts ...........................
    Withdrawals - Non-Qualified Contracts ........
    Withdrawals - Qualified Contracts ............
    Withdrawals - Tax-Sheltered Annuities ........
    Diversification ..............................
 7. ACCESS TO YOUR MONEY .........................
    Systematic Withdrawal Program ................
    Minimum Distribution Program .................
    Suspension of Payments or Transfers ..........
 8. PERFORMANCE ..................................
 9. DEATH BENEFIT ................................
    Upon Your Death ..............................
    Death of Annuitant ...........................
10. OTHER INFORMATION ............................
    Preferred Life ...............................
    Year 2000.....................................
    The Separate Account .........................
    Distribution .................................
    Administration ...............................
    Financial Statements .........................
TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION ...........................
APPENDIX..........................................


INDEX OF TERMS
This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.
                                                     Page
Accumulation Phase ...............................
Accumulation Unit ................................
Annuitant ........................................
Annuity Options ..................................
Annuity Payments .................................
Annuity Unit .....................................
Beneficiary ......................................
Contract..........................................
Contract Owner ...................................
Fixed Account.....................................
Income Date ......................................
Joint Owner ......................................
Non-Qualified ....................................
Payout Phase .....................................
Portfolios .......................................
Purchase Payment .................................
Qualified ........................................
Tax Deferral .....................................
Variable Option...................................


FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION FEES Contingent Deferred Sales Charge* (as a percentage of purchase payments)

                                            Years Since
                                         Purchase Payment   Charge
                                           ------------      -----
                                                0-1           6%
                                                1-2           6%
                                                2-3           6%
                                                3-4           5%
                                                4-5           4%
                                                5-6           3%
                                                6-7           2%
                                                7+            0%

Transfer Fee**...........................................  First 12 transfers in a Contract year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.


Contract Maintenance  Charge***...........................  $30 per Contract per
                                                                            year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Charge****....................    1.34%
Administrative Charge....................................     .15%
                                                            -------
Total Separate Account Annual Expenses...................    1.49%

*Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - "Access to Your Money" for additional options.

**The Contract provides that if more than twelve transfers have been made in a Contract year, the Company reserves the right to deduct a transfer fee which will not exceed $25 or 2% of the amount transferred. Market timing transfers may not be permitted.

***During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Franklin Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.


****The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio Administration Fees for each Portfolio are based on a percentage of that Portfolio's net assets under management. See the prospectus for Franklin Valuemark Funds for more information.

The "Management  and  Portfolio  Administration  Fees"  below  are the  amounts  that  were paid to the  Managers  and  Portfolio
Administrators  for the 1997  calendar  year except for newer  Portfolios  without a full year of operations as of December 31, 1998.

                                                                            Management and Portfolio
                                                                              Administration Fees1
                                                                        (after management fee waiver Other   Total Annual
                                                                     with respect to certain portfolios)       Expenses
Expenses
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ...................................................            .75%               .02%      .77%
Global Health Care Securities Fund2 ...................................            .75%               .11%      .86%
Global Utilities Securities Fund ......................................            .47%               .03%      .50%
Growth and Income Fund ................................................            .47%               .02%      .49%
High Income Fund ......................................................            .50%               .03%      .53%
Income Securities Fund ................................................            .47%               .03%      .50%
Money Market Fund3 ....................................................            .51%               .02%      .53%
Mutual Discovery Securities Fund ......................................            .95%               .11%     1.06%
Mutual Shares Securities Fund .........................................            .75%               .05%      .80%
Natural Resources Securities Fund .....................................            .62%               .07%      .69%
Real Estate Securities Fund ...........................................            .51%               .03%      .54%
Rising Dividends Fund .................................................            .72%               .02%      .74%
Small Cap Fund ........................................................            .75%               .02%      .77%
Templeton Developing Markets Equity Fund ..............................           1.25%               .17%     1.42%
Templeton Global Asset Allocation Fund ................................            .80%               .14%      .94%
Templeton Global Growth Fund ..........................................            .83%               .05%      .88%
Templeton Global Income Securities Fund ...............................            .56%               .06%      .62%
Templeton International Equity Fund ...................................            .80%               .09%      .89%
Templeton International Smaller Companies Fund ........................           1.00%               .06%     1.06%
Templeton Pacific Growth Fund .........................................            .92%               .11%     1.03%
U.S. Government Securities Fund .......................................            .48%               .02%      .50%
Value Securities Fund2 ................................................            .75%               .06%      .81%
Zero Coupon Fund - 20004 ..............................................            .37%               .03%      .40%
Zero Coupon Fund - 20054 ..............................................            .37%               .03%      .40%
Zero Coupon Fund - 20104 ..............................................            .37%               .03%      .40%

1The Portfolio  Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the
Franklin Valuemark Funds prospectus for further information regarding these fees.

2The Global Health Care Securities Fund and the Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1998. For the Global Health Care Securities and Value Securities Funds,  Franklin
Advisers,  Inc. and Franklin Advisory  Services,  Inc., the Portfolio's  respective  investment  managers,  and Franklin Templeton
Services,  Inc., their Administrator,  have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain  expenses  otherwise  payable by these Portfolios as necessary so that through at least
December 31, 1998, the total expenses of each Portfolio do not exceed 1.00% of its average net assets.

3The Manager agreed to waive a portion of its Management Fee and to pay certain  expenses of the Money Market Fund during 1997. It is currently  continuing  this  arrangement in 1998. This  arrangement  may be terminated at any time.  With this  reduction,  the
Portfolio's actual total annual expenses for 1997 were 0.45% of the average daily net assets of the Portfolio.

4Although not obligated to, the Manager has agreed to waive a portion of its  Management  Fees and to pay certain  expenses of the three Zero Coupon Funds  through at least  December  31, 1998 so that the total  expenses of each Zero Coupon Fund will not exceed
0.40% of each  Portfolio's net assets.  Absent the management fee waivers,  for the year ended December 31, 1997, the Total Annual
Expenses and Management and Portfolio  Administration Fees would have been as follows: Zero Coupon Fund-2000,  .63% and .60%; Zero
Coupon Fund-2005,  .65% and .62%; and Zero Coupon Fund-2010,  .65% and .62%. There were no expense  reimbursements during 1997 for the Zero Coupon Funds.



EXAMPLES

$ The examples below should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.

$ The $30 contract maintenance charge is included in the examples as a prorated charge of $1.  Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

$ Premium taxes are not reflected in the tables.

$ For additional information, see Section 5 - "Expenses" and the Franklin Valuemark Funds prospectus.

EXAMPLES

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:

                                                                                   1 Year    3 Years   5 Years  10 Years
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ............................................................     $84      $125      $160      $270
Global Health Care Securities Fund* ............................................     $85      $127      $165      $279
Global Utilities Securities Fund ...............................................     $81      $116      $146      $242
Growth and Income Fund .........................................................     $81      $116      $146      $241
High Income Fund ...............................................................     $82      $117      $148      $245
Income Securities Fund .........................................................     $81      $116      $146      $242
Money Market Fund ..............................................................     $82      $117      $148      $245
Mutual Discovery Securities Fund ...............................................     $87      $133      $175      $299
Mutual Shares Securities Fund ..................................................     $84      $126      $162      $273
Natural Resources Securities Fund ..............................................     $83      $122      $156      $261
Real Estate Securities Fund ....................................................     $82      $118      $148      $246
Rising Dividends Fund ..........................................................     $84      $124      $158      $266
Small Cap Fund .................................................................     $84      $125      $160      $270
Templeton Developing Markets Equity Fund .......................................     $90      $144      $192      $333
Templeton Global Asset Allocation Fund .........................................     $86      $130      $169      $287
Templeton Global Growth Fund ...................................................     $85      $128      $166      $281
Templeton Global Income Securities Fund ........................................     $82      $120      $152      $254
Templeton International Equity Fund ............................................     $85      $128      $166      $282
Templeton International Smaller Companies Fund .................................     $87      $133      $175      $299
Templeton Pacific Growth Fund ..................................................     $87      $132      $173      $296
U.S. Government Securities Fund ................................................     $81      $116      $146      $242
Value Securities Fund* .........................................................     $84      $126      $162      $274
Zero Coupon Fund-2000++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2005++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2010++.........................................................     $80      $113      $141      $231

*Estimated
++Calculated with waiver of fees

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your Contract is not surrendered or is annuitized:

                                                                                   1 Year    3 Years   5 Years  10 Years
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ...........................................................      $24        $74     $126      $270
Global Health Care Securities Fund* ...........................................      $25        $76     $131      $279
Global Utilities Securities Fund ..............................................      $21        $65     $112      $242
Growth and Income Fund ........................................................      $21        $65     $112      $241
High Income Fund ..............................................................      $22        $66     $114      $245
Income Securities Fund ........................................................      $21        $65     $112      $242
Money Market Fund .............................................................      $22        $66     $114      $245
Mutual Discovery Securities Fund ..............................................      $27        $82     $141      $299
Mutual Shares Securities Fund .................................................      $24        $75     $128      $273
Natural Resources Securities Fund .............................................      $23        $71     $122      $261
Real Estate Securities Fund ...................................................      $22        $67     $114      $246
Rising Dividends Fund .........................................................      $24        $73     $124      $266
Small Cap Fund ................................................................      $24        $74     $126      $270
Templeton Developing Markets Equity Fund ......................................      $30        $93     $158      $333
Templeton Global Asset Allocation Fund ........................................      $26        $79     $135      $287
Templeton Global Growth Fund ..................................................      $25        $77     $132      $281
Templeton Global Income Securities Fund .......................................      $22        $69     $118      $254
Templeton International Equity Fund ...........................................      $25        $77     $132      $282
Templeton International Smaller Companies Fund ................................      $27        $82     $141      $299
Templeton Pacific Growth Fund .................................................      $27        $81     $139      $296
U.S. Government Securities Fund ...............................................      $21        $65     $112      $242
Value Securities Fund* ........................................................      $24        $75     $128      $274
Zero Coupon Fund-2000++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2005++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2010++........................................................      $20        $62     $107      $231

*Estimated
++Calculated with waiver of fees

See the Appendix for Accumulation Unit Values - Condensed Financial Information.


1. THE FRANKLIN VALUEMARK IV VARIABLE ANNUITY CONTRACT

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 26 investment choices - the 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among 25 Variable Options and depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios of Franklin Valuemark Funds. The Portfolios are designed to offer a better return than the Fixed Account. However this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation
Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

An Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
- -----------------------------------------------------------------------------
You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant=s death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant=s death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Contract Owner will receive a refund as set forth in the Contract.

3. PURCHASE
- ------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the automatic investment plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the automatic investment plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the 25 Variable Options which invest in a Portfolio of Franklin Valuemark Funds listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional
Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the Money Market Fund for 15 days after we receive your first Purchase Payment. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes. The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

4. INVESTMENT OPTIONS
- -----------------------------------------------------------------------------

The Contract offers 25 Variable Options, which invest in Class 1 shares of 25 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Valuemark Funds (Trust) is the mutual fund underlying you Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                              Investment
Available Portfolios                           Managers
-------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund ...........................   FA
PORTFOLIOS SEEKING
CURRENT INCOME
High Income Fund ............................   FA
Templeton Global
 Income Securities Fund .....................   FA
U.S. Government Securities Fund .............   FA
Zero Coupon Funds -
 2000, 2005, 2010 ...........................   FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund ............   FA
Growth and Income Fund ......................   FA
Income Securities Fund ......................   FA
Mutual Shares Securities Fund ...............   FMA
Real Estate Securities Fund .................   FA
Rising Dividends Fund .......................   FAS
Templeton Global
 Asset Allocation Fund ......................   TGA
Value Securities Fund .......................   FAS
PORTFOLIOS SEEKING
CAPITAL GROWTH
Capital Growth Fund .........................   FA
Global Health Care Securities Fund ..........   FA
Mutual Discovery Securities Fund ............   FMA
Natural Resources Securities Fund ...........   FA
Small Cap Fund ..............................   FA
Templeton Developing
 Markets Equity Fund ........................   TAM
Templeton Global Growth Fund ................   TGA
Templeton International Equity Fund .........   FA
Templeton International
 Smaller Companies Fund .....................   TIC
Templeton Pacific Growth Fund ...............   FA
-------------------------------------------------------------------------------

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by an affiliate of Preferred Life and other variable annuity contracts offered by Preferred Life and its affiliates. Franklin Valuemark Funds does not believe that offering its shares in this manner will be disadvantageous to you.

TRANSFERS

You can transfer money among the 25 Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout  Phase,  you can make at least one transfer from a variable

Annuity Option to a Fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.


You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this
program.    By  allocating  amounts on a regularly scheduled  basis,  as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option and it is available for new Contracts and additional Purchase Payments to new and existing Contracts which will receive a special fixed rate guaranteed for one year by Preferred Life. Dollar Cost Averaging will take place over twelve months and requires a minimum investment of $6,000.

The second option is the Standard Dollar Cost Averaging Option which requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Preferred Life.

Your participation in the program will end when any of the following occurs:

(1) the number of desired transfers have been made;

(2) you do not have enough money in the Variable Option(s) or Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

(4) the  Contract  is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Trust=s Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.

5. EXPENSES
- -----------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

Every year on the anniversary of the date when your Contract was issued, Preferred Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Franklin Valuemark IV Contract, Preferred Life will determine the total value of all your Franklin Valuemark IV Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                                   Contingent
               Years Since          Deferred
            Purchase Payment      Sales Charge
              ------------          --------
                   0-1                  6%
                   1-2                  6%
                   2-3                  6%
                   3-4                  5%
                   4-5                  4%
                   5-6                  3%
                   6-7                  2%
                   7+                   0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

FREE WITHDRAWAL AMOUNT (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple withdrawals up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these Programs and the 15% free withdrawal amount in the same Contract year. See Section 7 - "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT

DEFERRED SALES CHARGE

Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. The transfer fee will be deducted from the Variable Option or Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying prospectus for Franklin Valuemark Funds.


6. TAXES
- ------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities. Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange.
You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts:

(1) paid on or after the taxpayer  reaches age 59 1/2;
(2) paid after you die;
(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
(4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;
(5) paid  under  an  immediate annuity; or
(6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

(1) reaches age 591/2;
(2) leaves  his/her job;
(3) dies;
(4) becomes disabled (as that term is defined in the Code);  or
(5) in the case of hardship.

However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

(1) by  making a withdrawal (either a partial or a total withdrawal);

(2) by receiving Annuity Payments; or

(3) when a death  benefit is paid to your  Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 - "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made prorata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - Taxes and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 - "Expenses". All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

8. PERFORMANCE
--------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sale charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.


Certain Portfolios have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values,
Preferred  Life  has  prepared  performance   information.  The performance is
based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI. Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.

9. DEATH BENEFIT
- ------------------------------------------------------------------------------

UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Payout Phase. The amount of the death benefit is:

I. CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

(1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

(2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

     A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

        $ payments you have made,
        $ less any money you have taken out,
        $ less any applicable charges paid on money taken out.

     B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

        a) Purchase Payments
           $ payments you have made,
           $ less any money you have taken out,
           $ less any applicable charges paid on money taken out.

        b) Contract Value
           $ highest value of the Contract on each Contract anniversary, $ plus any payments made since that Contract anniversary, $ less any money you have taken out since that anniversary, $ less any applicable charges paid on money taken out since that anniversary,

     C. After your 81st birthday, the following guaranteed minimum death benefit will apply:
           $ your  guaranteed  minimum  death  benefit on the Contract anniversary prior to your 81st birthday, $ plus any payments you have made since then, $ less any money you have taken out since then, $ less any applicable charges paid on money taken out since then.

II. CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our Valuemark Service Center.

III. ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the Beneficiary


A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

YEAR 2000

Preferred Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed; the total amounts to be expensed over the next two years are not expected to have a significant effect on Preferred Life's financial position or results of operations. Preferred Life believes it has taken steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Preferred Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Preferred Life established a separate account, Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of Purchase Payments for promotional or distribution expenses associated with marketing of the Contracts. The New York Insurance Department permits asset based compensation. Preferred Life may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 -------------------------------------------------------------------------------

Insurance Company ................................
Experts ..........................................
Legal Opinions ...................................
Distributor ......................................
Reduction or Elimination of the
Contingent Deferred Sales Charge .................
Calculation of Performance Data ..................
Federal Tax Status ...............................
Annuity Provisions ...............................
Mortality and Expense Guarantee ..................
Financial Statements .............................

APPENDIX

Condensed Financial Information

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the Statement of of Additional Information.



(Number of units in thousands)

                                                       Period from
                                                       Inception (____, 1998)
Sub-Accounts:                                          to Dec. 31, 1998

------------------------------------------------------------------------------

Capital Growth
Unit value at beginning of period............                  $______
Unit value at end of period..................                  $______
Number of units outstanding at end of period.                   ______
Global Health Care Securities
Unit value at beginning of period............                  $______
Unit value at end of period..................                  $______
Number of units outstanding at end of period.                   ______
Global Utilities Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Growth and Income
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
High Income
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Income Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Money Market
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Mutual Discovery Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Mutual Shares Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Natural Resources Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______
Real Estate Securities
Unit value at beginning of period............                $______
Unit value at end of period..................                $______
Number of units outstanding at end of period.                 ______


(Number of units in thousands)

                                                         Period from
                                                         Inception (_______, 1998)
Sub-Accounts:                                            to Dec. 31, 1998

------------------------------------------------------------------------------
Rising Dividends
Unit value at beginning of period.......................   $______
Unit value at end of period..............................  $______
Number of units outstanding at end of period.............   ______
Small Cap
Unit value at beginning of period.......................   $______
Unit value at end of period.............................   $______
Number of units outstanding at end of period............    ______
Templeton Developing Markets Equity
Unit value at beginning of period.......................   $______
Unit value at end of period.............................   $______
Number of units outstanding at end of period............    ______
Templeton Global Asset Allocation
Unit value at beginning of period.......................   $______
Unit value at end of period.............................   $______
Number of units outstanding at end of period............    ______
Templeton Global Growth
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
Templeton Global Income Securities
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
Templeton International Equity
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
Templeton International Smaller Companies
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
Templeton Pacific Growth
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
U.S. Government Securities
Unit value at beginning of period.....................     $______
Unit value at end of period...........................     $______
Number of units outstanding at end of period..........      ______
Value Securities
Unit value at beginning of period...................       $______
Unit value at end of period.........................       $______
Number of units outstanding at end of period........        ______



(Number of units in thousands)

                                                Period from
                                                Inception (_______, 1998)

Sub-Accounts:                                   to Dec. 31, 1998

 ------------------------------------------------------------------------------
Zero Coupon 2000
Unit value at beginning of period............   $______
Unit value at end of period..................   $______
Number of units outstanding at end of period.    ______
Zero Coupon 2005
Unit value at beginning of period............   $______
Unit value at end of period..................   $______
Number of units outstanding at end of period.    ______
Zero Coupon 2010
Unit value at beginning of period............   $______
Unit value at end of period..................   $______
Number of units outstanding at end of period.    ______



                                    PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                             FRANKLIN VALUEMARK IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                   May 1, 1999



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 342-3863.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents


Contents                                          Page
Insurance Company...............................
Experts.........................................
Legal Opinions..................................
Distributor.....................................
Reduction or Elimination of the
 Contingent Deferred Sales Charge...............
Calculation of Performance Data.................
Federal Tax Status..............................
Annuity Provisions..............................
Annuity Unit Value..............................
Mortality and Expense Risk Guarantee............
Financial Statements............................


Insurance Company

Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A+ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
- ------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31, 1998, included in this Statement of Additional Information have been audited by ______________________, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
- ------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
- ------------------------------------------------------------------------------

NALAC Financial Plans, LLC, an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.


Reduction or Elimination of the
Contingent Deferred Sales Charge
- -----------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
- ------------------------------------------------------------------------------

Total Return

From time to time, the Insurance Company may advertise the performance data for the variable options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% Mortality and Expense Risk Charge, a .15% Administrative Charge, the operating expenses of the underlying Portfolio and any applicable Contract Maintenance Charge and Contingent Deferred Sales Charges. The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                P (1 + T)n = ERV
where:


P  =  a hypothetical initial payment of $1,000;

T  =  average annual total return;

n  =  number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.


Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Yield


The Money Market Fund. The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and Contract Maintenance Charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on December 31, 1998, the Money Market Sub-Account had a current yield of ___% and an effective yield of ___%. The yield information assumes that the Sub-Account was invested in the Money Market Fund for the time period shown.

Other Portfolios. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Charge and the Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                     ------
                                       cd
where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Fund;


b  =  expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Portfolio.

Performance Ranking

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

Franklin Valuemark Funds - Existing Portfolios

The Portfolios of Franklin Valuemark Funds have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed. The inception dates of the Portfolios pre- date the inception dates of the corresponding Sub-Accounts of the Separate Account. For periods starting prior to the date the Sub-Accounts invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

The chart below shows Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Column I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Column II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.


Franklin Valuemark IV

Total Return for the periods ended December 31, 1998

                                                   Column I                                 Column II
                                        ------------------------------           ------------------------------
                          Portfolio
                          Inception    One      Three     Five       Since      One      Three     Five       Since
Fund                        Date      Year      Years     Years    Inception   Year      Years     Years    Inception
- ----------------------------------------------------------------------------------------------------------------------------------

Capital Growth              5/1/96      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Global Health Care
 Securities                 5/1/98      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Global Utilities
 Securities                1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Growth and Income          1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
High Income                1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Income Securities          1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Money Market               1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Mutual Discovery
 Securities                11/8/96      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Mutual Shares
 Securities                11/8/96      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Natural Resources
 Securities                1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Real Estate Securities     1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Rising Dividends           1/27/92      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Small Cap                  11/1/95      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton Developing
 Markets Equity            3/15/94      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton Global
 Asset Allocation           5/1/95      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton Global
 Growth                    3/15/94      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton Global
 Income Securities         1/24/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton
 International Equity      1/27/92      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton International
 Smaller Companies          5/1/96      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Templeton Pacific
 Growth                    1/27/92      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
U.S. Government
 Securities                3/14/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Value Securities            5/1/98      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Zero Coupon - 2000+        3/14/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Zero Coupon - 2005+        3/14/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%
Zero Coupon - 2010+        3/14/89      _____%    _____%     _____%    _____%    _____%    _____%    _____%     _____%


+Calculated with waiver of fees.


Federal Tax Status
- ------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, each United States government agency or instrumentality shall be treated as a separate issuer.


The Insurance Company intends that all Portfolios of Franklin Valuemark Funds underlying the Contracts will be managed by the managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.


The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.


In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")


Qualified Plans

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and

Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")



a. Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts" and "Tax-Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


b. Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from Federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Annuity Provisions
- ------------------------------------------------------------------------------

Fixed Annuity Payout


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.


Variable Annuity Payout


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).


Annuity Unit Value
--------------------------------------------------------------------------------
On the Income Date, a fixed number of Annuity Units will be purchased as follows:


The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.


On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:


First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."


Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

Mortality and Expense Risk Guarantee
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality and expense experience.

Financial Statements
--------------------------------------------------------------------------------


The audited financial statements of the Insurance Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.
















                                    PART C

                               OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.      Financial  Statements

     to be filed by amendment

b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.     Principal  Underwriter  Agreement (2)
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5. Application for Individual Variable Annuity Contract (1) 6.(i) Copy of Articles of Incorporation of the Company (1)
      (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.     Form  of  Fund  Participation  Agreement (1)
     9.     Opinion  and  Consent  of  Counsel (4)
    10.     Independent  Auditors'  Consent (4)
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information (4)
    14.     Company  Organizational  Chart (1)
    27.     Not  Applicable

   (1)  Incorporated  by  reference  to  Registrant's  N-4  filing  (File  Nos.
333-19699  and  811-05716)  as  electronically  filed  on  January  13,  1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.
   (4) To be filed by amendment.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Officers  and  Directors  of  the  Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
------------------------------  ---------------------------------

Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer
1750 Hennepin Avenue            and Director
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403


Tom Barta                       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403


Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Reinhard Obermueller            Director
560 Lexington Avenue
New York, NY 10022

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Suite 6A
New York, NY 10129

ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The Company organizational chart was filed as Exhibit 14 to Registrant's N-4 as filed on January 13, 1997 and is incorporated herein by reference.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of December 31, 1998 there were 69 qualified Contract Owners and 116 non-qualified Contract Owners with Contracts in the Separate Account.


ITEM  28.      INDEMNIFICATION

The  Bylaws  of  the  Company  provide  that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b.  The following are the officers and directors of NALAC Financial Plans
LLC:

Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



c.          Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 27th day of January, 1999.


                              PREFERRED  LIFE  VARIABLE  ACCOUNT  C
                                           (Registrant)

                              By: PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                            (Depositor)


                              By:  /S/Michael T. Westermeyer
                                  ___________________________________________
                                     Michael T. Westermeyer


                              PREFERRED  LIFE  INSURANCE  COMPANY  OF NEW YORK



                              By:  /S/Michael T. Westermeyer
                                  ___________________________________________
                                     Michael T. Westermeyer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Lowell C. Anderson*       Director                   01/27/99
------------------------                             -------
Lowell C. Anderson

Ronald L. Wobbeking*      Chairman, Chief Executive  01/27/99
------------------------  Officer and Director       -------
Ronald L. Wobbeking

Tom Barta*                Treasurer                  01/27/99
------------------------                             -------
Tom Barta

Thomas G. Brown*          Director                   01/27/99
------------------------                             -------
Thomas G. Brown

Edward J. Bonach*         Director                   01/27/99
------------------------                             -------
Edward J. Bonach

Robert S. James*          Director                   01/27/99
------------------------                             -------
Robert S. James

Thomas J. Lynch*          President and Director     01/27/99
------------------------                             -------
Thomas J. Lynch

Dennis Marion*            Director                   01/27/99
------------------------                             -------
Dennis Marion

Eugene T. Wilkinson*      Director                   01/27/99
------------------------                             -------
Eugene T. Wilkinson

Eugene Long*              Director                   01/27/99
------------------------                             -------
Eugene Long

Reinhard W. Obermueller*  Director                   01/27/99
------------------------                             -------
Reinhard W. Obermueller

Stephen R. Herbert*                                  01/27/99
------------------------  Director                   ------
Stephen R. Herbert

Jack F. Rockett*                                     01/27/99
------------------------  Director                   ------
Jack F. Rockett

                                     * By /S/Michael T. Westermeyer
                                         ______________________________________
                                         Michael T. Westermeyer,Attorney-in-Fact







                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO. 2

                                      TO

                                   FORM  N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                               INDEX TO EXHIBITS


EXHIBIT                                                                   PAGE

to be filed by amendment